CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Acquisition, Convertible Bonds of UiTV, Narrative (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 02, 2013 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity income (loss) of associates				$ 984	$ (13,954)	$ (8,878)
Other than Temporary Impairment Losses, Investments				$ 5,336	16,347	3,947
UiTV
Schedule of Equity Method Investments [Line Items]
Ownership interest upon conversion of preference shares and convertible bonds				73.00%
Number of board members out of 5 members that may be appointed by founder and CEO of investee unless voting interest fall below 10% | item				3
Total number of board members | item				5
Threshold percentage of voting interest owned by founder of investment issuer below which the Company has voting control (as a percent)				10.00%
Residual value of distribution to shareholders					$ 0
UiTV | Convertible bonds of privately-held company
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments	$ 5,000	$ 5,000	$ 15,000
Noncash or Part Noncash Acquisition, Investments Acquired		12,100
Additions to investment through conversion of outstanding receivables		$ 7,100
Equity Method Investment, Aggregate Cost				$ 35,100
Loss from equity method investment (as a percent)					100.00%
Equity income (loss) of associates					$ 14,000	3,600
Other than Temporary Impairment Losses, Investments					6,000	2,400	$ 9,100
Amount invested					0	$ 20,000
UiTV | Series A preferred stock
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Aggregate Cost				$ 20,000
Percentage of losses of VIE that will be recognized by company until convertible bond investment balance has been depleted						49.00%
Loss from equity method investment (as a percent)						49.00%
Equity income (loss) of associates						$ 5,300
Amount invested					$ 0